Shareholder Report, Line Graph (Details) - USD ($)											12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2025
Class A
Account Value [Line Items]
Line Graph and Table Measure Name											Franklin Floating Rate Master Series
Accumulated Value	$ 13,903	$ 12,628	$ 11,376	$ 11,459	$ 10,369	$ 11,410	$ 11,299	$ 10,999	$ 10,307	$ 10,000	$ 14,928
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Index
Accumulated Value	11,405	10,851	11,229	12,356	12,443	11,299	10,455	10,539	10,594	10,000	$ 11,790
Morningstar LSTA U.S. Leveraged Loan Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Morningstar LSTA U.S. Leveraged Loan Index
Accumulated Value	$ 15,502	$ 14,035	$ 12,786	$ 12,873	$ 11,757	$ 11,860	$ 11,401	$ 10,918	$ 10,239	$ 10,000	$ 16,664